FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	June 30, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 5.4%
AT&T Inc.	821,106	$17,210,382
Verizon Communications Inc.	293,447	14,892,435

Total Diversified Telecommunication Services		32,102,817

Media - 2.0%
Interpublic Group of Cos. Inc.	210,040	5,782,401
Omnicom Group Inc.	98,973	6,295,673

Total Media		12,078,074

TOTAL COMMUNICATION SERVICES		44,180,891

CONSUMER DISCRETIONARY - 2.5%
Hotels, Restaurants & Leisure - 2.5%
McDonald’s Corp.	61,389	15,155,716

CONSUMER STAPLES - 20.9%
Beverages - 5.1%
Coca-Cola Co.	242,184	15,235,795
PepsiCo Inc.	90,988	15,164,060

Total Beverages		30,399,855

Food Products - 7.9%
Campbell Soup Co.	124,785	5,995,919
Conagra Brands Inc.	263,053	9,006,935
Flowers Foods Inc.	65,833	1,732,725
General Mills Inc.	205,320	15,491,394
JM Smucker Co.	45,347	5,804,869
Kellogg Co.	133,946	9,555,708

Total Food Products		47,587,550

Household Products - 5.3%
Colgate-Palmolive Co.	193,572	15,512,860
Kimberly-Clark Corp.	115,396	15,595,769
Reynolds Consumer Products Inc.	24,926	679,732

Total Household Products		31,788,361

Tobacco - 2.6%
Philip Morris International Inc.	154,972	15,301,935
Universal Corp.	7,343	444,252

Total Tobacco		15,746,187

TOTAL CONSUMER STAPLES		125,521,953

FINANCIALS - 8.2%
Banks - 5.4%
Bank of Hawaii Corp.	10,550	784,920
Citigroup Inc.	299,893	13,792,079

See Notes to Schedule of Investments.

Franklin U.S. Low Volatility High Dividend Index ETF 2022 Quarterly Report	1

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Banks - (continued)
First Financial Bancorp	20,342	$394,635
First Hawaiian Inc.	35,154	798,347
Northwest Bancshares Inc.	59,857	766,170
Old National Bancorp	244,461	3,615,578
United Bankshares Inc.	41,701	1,462,454
US Bancorp	220,880	10,164,897
WesBanco Inc.	14,063	445,938

Total Banks		32,225,018

Capital Markets - 0.3%
Artisan Partners Asset Management Inc., Class A Shares	37,738	1,342,341
Cohen & Steers Inc.	5,631	358,075

Total Capital Markets		1,700,416

Insurance - 1.6%
CNA Financial Corp.	9,942	446,396
Fidelity National Financial Inc.	155,871	5,760,992
First American Financial Corp.	54,193	2,867,893
Mercury General Corp.	12,182	539,663
Safety Insurance Group Inc.	4,097	397,819

Total Insurance		10,012,763

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Ellington Financial Inc.	46,856	687,377

Thrifts & Mortgage Finance - 0.8%
New York Community Bancorp Inc.	452,815	4,134,201
Provident Financial Services Inc.	22,326	496,977

Total Thrifts & Mortgage Finance		4,631,178

TOTAL FINANCIALS		49,256,752

HEALTH CARE - 7.7%
Biotechnology - 2.6%
Gilead Sciences Inc.	250,913	15,508,933

Pharmaceuticals - 5.1%
Johnson & Johnson	86,839	15,414,791
Pfizer Inc.	288,501	15,126,107

Total Pharmaceuticals		30,540,898

TOTAL HEALTH CARE		46,049,831

INDUSTRIALS - 9.7%
Aerospace & Defense - 2.6%
Lockheed Martin Corp.	35,232	15,148,351

Industrial Conglomerates - 2.3%
3M Co.	106,012	13,719,013

See Notes to Schedule of Investments.

2	Franklin U.S. Low Volatility High Dividend Index ETF 2022 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Machinery - 3.0%
Cummins Inc.	74,108	$14,342,121
PACCAR Inc.	45,978	3,785,829

Total Machinery		18,127,950

Trading Companies & Distributors - 1.8%
Fastenal Co.	181,051	9,038,066
MSC Industrial Direct Co. Inc., Class A Shares	25,160	1,889,767

Total Trading Companies & Distributors		10,927,833

TOTAL INDUSTRIALS		57,923,147

INFORMATION TECHNOLOGY - 3.8%
Communications Equipment - 2.1%
Cisco Systems Inc.	301,097	12,838,776

Technology Hardware, Storage & Peripherals - 1.7%
Seagate Technology Holdings PLC	141,645	10,119,119

TOTAL INFORMATION TECHNOLOGY		22,957,895

MATERIALS - 4.6%
Chemicals - 2.6%
Air Products & Chemicals Inc.	63,993	15,389,037

Containers & Packaging - 2.0%
International Paper Co.	184,397	7,713,327
Packaging Corp. of America	33,399	4,592,362

Total Containers & Packaging		12,305,689

Total Materials		27,694,726

REAL ESTATE - 11.2%
Equity Real Estate Investment Trusts (REITs) - 11.2%
Agree Realty Corp.	33,459	2,413,398
Armada Hoffler Properties Inc.	31,246	401,198
Broadstone Net Lease Inc.	35,072	719,327
CareTrust REIT Inc.	50,724	935,350
CubeSmart	54,375	2,322,900
Easterly Government Properties Inc.	40,599	773,005
Four Corners Property Trust Inc.	29,590	786,798
Gaming and Leisure Properties Inc.	68,961	3,162,551
Getty Realty Corp.	16,849	446,498
Healthcare Realty Trust Inc.	171,126	4,654,627
Healthcare Trust of America Inc., Class A Shares	224,614	6,268,977
Highwoods Properties Inc.	44,414	1,518,515
Industrial Logistics Properties Trust	26,028	366,474
Kimco Realty Corp.	242,823	4,800,611
LXP Industrial Trust	82,755	888,789

See Notes to Schedule of Investments.

Franklin U.S. Low Volatility High Dividend Index ETF 2022 Quarterly Report	3

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY	SHARES	VALUE
Equity Real Estate Investment Trusts (REITs) - (continued)
Medical Properties Trust Inc.	306,062	$4,673,567
National Health Investors Inc.	16,075	974,306
National Retail Properties Inc.	53,591	2,304,413
Physicians Realty Trust	126,667	2,210,339
Spirit Realty Capital Inc.	49,772	1,880,386
STAG Industrial Inc.	57,643	1,780,016
STORE Capital Corp.	142,813	3,724,563
VICI Properties Inc.	496,751	14,798,212
WP Carey Inc.	48,331	4,004,707

TOTAL REAL ESTATE		66,809,527

UTILITIES - 22.8%
Electric Utilities - 14.4%
ALLETE Inc.	19,787	1,163,080
Alliant Energy Corp.	61,199	3,586,873
American Electric Power Co. Inc.	155,314	14,900,825
Avangrid Inc.	34,895	1,609,358
Duke Energy Corp.	137,924	14,786,832
Evergy Inc.	80,132	5,228,613
Eversource Energy	110,743	9,354,461
Exelon Corp.	316,890	14,361,455
Hawaiian Electric Industries Inc.	21,433	876,610
OGE Energy Corp.	69,694	2,687,401
Pinnacle West Capital Corp.	44,102	3,224,738
Portland General Electric Co.	31,782	1,536,024
Xcel Energy Inc.	179,382	12,693,070

Total Electric Utilities		86,009,340

Gas Utilities - 1.1%
Northwest Natural Holding Co.	15,589	827,776
Spire Inc.	20,108	1,495,432
UGI Corp.	116,055	4,480,884

Total Gas Utilities		6,804,092

Multi-Utilities - 7.3%
Avista Corp.	25,766	1,121,079
Black Hills Corp.	19,003	1,382,848
Consolidated Edison Inc.	105,708	10,052,831
Dominion Energy Inc.	174,220	13,904,498
DTE Energy Co.	58,966	7,473,940

See Notes to Schedule of Investments.

4	Franklin U.S. Low Volatility High Dividend Index ETF 2022 Quarterly Report

FRANKLIN U.S. LOW VOLATILITY HIGH DIVIDEND INDEX ETF

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	June 30, 2022

SECURITY		SHARES	VALUE
Multi-Utilities - (continued)
NorthWestern Corp.		22,925	$1,350,970
WEC Energy Group Inc.		83,079	8,361,071

Total Multi-Utilities			43,647,237

TOTAL UTILITIES			136,460,669

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $582,773,508)			592,011,107

	RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost - $5,489,800)	1.322%	5,489,799	5,489,800

TOTAL INVESTMENTS - 99.7% (Cost - $588,263,308)			597,500,907
Other Assets in Excess of Liabilities - 0.3%			1,691,543

TOTAL NET ASSETS - 100.0%			$599,192,450

Abbreviation(s) used in this schedule:

REIT	— Real Estate Investment Trust

At June 30, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	25	9/22	$4,835,445	$4,736,875	$(98,570)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Low Volatility High Dividend Index ETF 2022 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Low Volatility High Dividend Index ETF (prior to June 21, 2022, known as Legg Mason Low Volatility High Dividend Index ETF) (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the QS Low Volatility High Dividend Index (the “Underlying Index”). The Underlying Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Underlying Index is based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment

6

Notes to Schedule of Investments (unaudited) (continued)

speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next

7

Notes to Schedule of Investments (unaudited) (continued)

available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$592,011,107	—	—	$592,011,107
Short-Term Investments†	5,489,800	—	—	5,489,800

Total Investments	$597,500,907	—	—	$597,500,907

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$98,570	—	—	$98,570

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

8